Revenue Related to Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Disaggregated revenue from contracts with customers by primary geographical markets	We disaggregate our revenue from contracts with customers by primary geographic markets.

Total Revenue	2017	2016
U.S.	$4,409	$3,156
Non-U.S.	12,770	9,926
Total	$17,179	$13,082